As filed with the Securities and Exchange Commission on September 28, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                           JULY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------


PRINCIPAL AMOUNT                 SECURITY(@)                                                    RATING                      VALUE(+)
($000's omitted)                                                                            Moody's  S&P       ($000's omitted)

 ARIZONA (0.7%)
                  500    Verrado Comm. Fac. Dist. Number 1 G.O., Ser.
                         2003, 6.15%, due 7/15/17                                                                        529(^^)
                                                                                                                 -----------
CALIFORNIA (1.3%)
                1,000    Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser.
                         2003, 6.13%, due 3/1/13                                                                       1,015(^^)
                                                                                                                 -----------
FLORIDA (0.6%)
                  500    Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount
                         Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%,
                         due 11/15/09                                                       Ba1       BB+                521(B)
                                                                                                                 -----------
GEORGIA (1.3%)
                1,000    De Kalb Co. Dev. Au. Ref. PCR (General Motors
                         Corp. Proj.), Ser. 2002, 6.00%, due 3/15/21                        Caa1      B-               1,009(B)
                                                                                                                 -----------
GUAM (0.7%)
                  500    Guam Gov't. Waterworks Au. Wtr. & Wastewater
                         Sys. Rev., Ser. 2005, 5.50%, due 7/1/16                            Ba2                          526
                                                                                                                 -----------
LOUISIANA (2.6%)
                1,000    Morehouse Parish Ref. PCR (Int'l. Paper Co. Proj.),
                         Ser. 2001 A, 5.25%, due 11/15/13                                   Baa3      BBB              1,023(B)
                1,000    Tobacco Settlement Fin. Corp. Tobacco Settlement
                         Asset-Backed Rev., Ser. 2001 B, 5.50%, due
                         5/15/30                                                            Baa3      BBB              1,041
                                                                                                                 -----------
                                                                                                                       2,064
                                                                                                                 -----------
NEW YORK (142.8%)
                3,000    Albany IDA Civic Fac. Rev. (Charitable Leadership
                         Foundation Ctr. for Med. Science Proj.), Ser. 2002
                         A, 6.00%, due 7/1/19                                               Ba2                        3,136
                1,000    Buffalo & Fort Erie Pub. Bldg Au. Toll Bridge Sys.
                         Rev., Ser. 2005, 4.00%, due 7/1/10                                 P-1       A-1+             1,000(u)
                  500    Cattaraugus Co. IDA (St. Bonaventure Univ. Proj.),
                         Ser. 2006 A, 5.00%, due 5/1/23                                               BBB-               504(B)
                1,000    Dutchess Co. IDA Civic Fac. Ref. Rev. (Marist
                         College Proj.), Ser. 2003 A, 5.15%, due 7/1/17                     A3                         1,038(B)
                2,000    Dutchess Co. IDA Ind. Dev. Rev. (IBM Proj.), Ser.
                         1999, 5.45%, due 12/1/29 Putable 12/1/09                           A1        A+               2,055(B)
                  500    Essex Co. IDA Solid Waste Disp. Rev. (Int'l. Paper),
                         Ser. 2005 A, 5.20%, due 12/1/23                                    Baa3      BBB                496(B)
                2,000    Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser.
                         1998 A, (FSA Insured), 5.50%, due 12/1/13                          Aaa       AAA              2,182
                1,265    Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser.
                         2004, 5.50%, due 9/1/14                                            A2                         1,339
                2,000    Metro. Trans. Au. Ref. Rev., Ser. 2002 A, (AMBAC
                         Insured), 5.50%, due 11/15/15                                      Aaa       AAA              2,157
                1,000    Monroe Co. IDA Civic Fac. Rev. (Highland Hosp.
                         Rochester), Ser. 2005, 5.00%, due 8/1/15                           Baa1      BBB+             1,029(B)
                  980    Monroe Co. IDA Std. Hsg. Rev. (Collegiate Hsg.
                         Foundation - Rochester Institute of Technology
                         Proj.), Ser. 1999 A, 5.25%, due 4/1/19                             Baa3                         996(B)
                1,000    Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser.
                         2003, 5.10%, due 1/1/16                                                      BBB              1,019
                1,000    Monroe Co. Pub. Imp. Ref. G.O., Ser. 1996, 6.00%,
                         due 3/1/13                                                         Baa1      BBB+             1,082
                1,000    New York City G.O., Ser. 2002 A, 5.75%, due 8/1/16                 Aa3       AA               1,077
                  750    New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15                 Aa3       AA                 806
                1,410    New York City Hlth. & Hosp. Corp. Rev., Ser. 2002
                         A, (FSA Insured), 5.50%, due 2/15/13                               Aaa       AAA              1,503





See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------


PRINCIPAL AMOUNT                 SECURITY(@)                                                    RATING                      VALUE(+)
($000's omitted)                                                                            Moody's  S&P       ($000's omitted)

                4,000    New York City Hsg. Dev. Corp. Multi-Family Hsg.
                         Rev., Ser. 2002 E-2, 5.05%, due 11/1/23                            Aa2       AA               4,034
                1,000    New York City IDA Civic Fac. Rev. (Lycee Francais
                         de New York Proj.), Ser. 2002 A, (ACA Insured),
                         5.50%, due 6/1/15                                                            A                1,037(B)
                1,030    New York City IDA Civic Fac. Rev. (Lycee Francais
                         de New York Proj.), Ser. 2002 A, (ACA Insured),
                         5.50%, due 6/1/17                                                            A                1,063(B)
                2,920    New York City IDA Civic Fac. Rev. (Packer
                         Collegiate Institute Proj.), Ser. 2002, (AMBAC
                         Insured), 5.00%, due 6/1/22                                        Aaa       AAA              3,015(B)
                  750    New York City IDA Civic Fac. Rev. (Vaughn College
                         of Aeronautics and Technology), Ser. 2006 A,
                         5.00%, due 12/1/21                                                           BB+                742(B)
                1,000    New York City IDA Ind. Dev. Rev. (Brooklyn Navy
                         Yard Cogeneration Partners, L.P. Proj.), Ser. 1997,
                         6.20%, due 10/1/22                                                 Ba1       BBB-             1,070(B)
                  500    New York City IDA Ind. Dev. Rev. (Harlem Auto Mall
                         Proj.), Ser. 2004, 5.13%, due 12/30/23                             Caa1      B-                 463(B)
                  750    New York City IDA Liberty Rev. (7 World Trade
                         Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                              788(^^)
                  750    New York City IDA Spec. Fac. Rev. (American
                         Airlines, Inc. J.F.K. Int'l. Arpt. Proj.), Ser. 2005,
                         7.50%, due 8/1/16                                                            B                856(B)
                2,000    New York City IDA Spec. Fac. Rev. (Term. One
                         Group Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19                  A3        BBB+             2,133(B)
                  960    New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                         Rev., Ser. 1992 A, (AMBAC Insured), 5.88%, due
                         6/15/13                                                            Aaa       AAA              1,062
                4,000    New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                         Rev., Ser. 2002 D, 5.25%, due 6/15/15                              Aa2       AA+              4,226
                3,000    New York City Trans. Fin. Au. Ref. Rev., Ser. 2002
                         B, 5.25%, due 2/1/29                                               Aa1       AAA              3,131
                2,025    New York City Trans. Fin. Au. Ref. Rev., Ser. 2002                                            2,144
                         C, (AMBAC Insured), 5.25%, due 8/1/17                              Aaa       AAA
                   85    New York G.O., Ser. 1998 J, 5.00%, due 8/1/11 Pre-
                         Refunded 8/1/08                                                    Aa3       AA                  87
                  915    New York G.O. Unrefunded Balance, Ser. 1998 J,
                         5.00%, due 8/1/11                                                  Aa3       AA                 934
                  750    New York Liberty Dev. Corp. Rev. (Nat'l. Sports
                         Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19                                                  774(^^)
                2,000    New York St. Dorm. Au. Court Fac. Lease Rev.
                         (New York City Issue), Ser. 2003 A, 5.50%, due
                         5/15/17 Pre-Refunded 5/15/13                                       A1        AA-              2,168
                2,000    New York St. Dorm. Au. Insured Rev. (Long Island
                         Jewish Med. Ctr.), Ser. 1998, (MBIA Insured),
                         5.00%, due 7/1/18 Pre-Refunded 7/1/08                              Aaa       AAA              2,044(B)
                1,675    New York St. Dorm. Au. Insured Rev. (Long Island
                         Univ.), Ser. 2003 A, (Radian Insured), 5.25%, due
                         9/1/15                                                             Aa3       AA               1,736(B)
                1,600    New York St. Dorm. Au. Insured Rev. (The Culinary
                         Institute of America), Ser. 1999, (MBIA Insured),
                         5.38%, due 7/1/15                                                  Aaa       AAA              1,660(B)
                3,000    New York St. Dorm. Au. Ref. Rev. (North Gen.
                         Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17                                  AA-              3,218(B)
                1,125    New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.),
                         Ser. 1995 A, 5.63%, due 7/1/16                                     A1        AA-              1,244
                1,010    New York St. Dorm. Au. Rev. (Columbia Univ. Proj.),
                         Ser. 2001 A, 5.25%, due 7/1/16 Pre-Refunded
                         7/1/11                                                             Aaa       AAA              1,074(B)
                2,985    New York St. Dorm. Au. Rev. (Lenox Hill Hosp.
                         Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/14                  Ba2                        3,135(B)





See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------


PRINCIPAL AMOUNT                 SECURITY(@)                                                    RATING                      VALUE(+)
($000's omitted)                                                                            Moody's  S&P       ($000's omitted)

                2,000    New York St. Dorm. Au. Rev. (Lenox Hill Hosp.
                         Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/16                  Ba2                        2,099(B)
                2,000    New York St. Dorm. Au. Rev. (Mount Sinai NYU
                         Hlth.), Ser. 2000 C, 5.50%, due 7/1/26                             Baa1      BBB              2,021(B)
                1,980    New York St. Dorm. Au. Rev. (New York Med.
                         College Proj.), Ser. 1998, (MBIA Insured), 5.00%,
                         due 7/1/21                                                         Aaa       AAA              2,017(B)
                  525    New York St. Dorm. Au. Rev. (New York Methodist
                         Hosp.), Ser. 2004, 5.25%, due 7/1/18                               Baa2                         537
                  500    New York St. Dorm. Au. Rev. (North Shore-Long
                         Island Jewish Oblig. Group), Ser. 2003, 5.00%, due
                         5/1/18                                                             A3                           511(B)
                2,855    New York St. Dorm. Au. Rev. (Rivington House Hlth.
                         Care Fac.), Ser. 2002, 5.25%, due 11/1/15                          Aa1                        2,988(B)
                2,410    New York St. Dorm. Au. Rev. (Rochester Institute of
                         Technology Proj.), Ser. 2002 A, (AMBAC Insured),
                         5.25%, due 7/1/19                                                  Aaa                        2,536(B)
                3,000    New York St. Dorm. Au. Rev. (SS Joachim & Anne
                         Residence Proj.), Ser. 2002, 4.60%, due 7/1/16                     Aa3                        2,980
                1,000    New York St. Dorm. Au. Rev. Non. St. Supported
                         Debt (NYU Hosp. Ctr.), Ser. 2006 A, 5.00%, due
                         7/1/20                                                             Ba2       BB                 996(B)
                  250    New York St. Dorm. Au. Rev. Secured Hosp. Ref.
                         Rev. (Brookdale Hosp. Med. Ctr.), Ser. 1998 J,
                         5.20%, due 2/15/16                                                 A1        AA-                255(B)
                3,900    New York St. Dorm. Au. Rev. St. Personal Income
                         Tax Rev., Ser. 2003 A, 5.38%, due 3/15/17 Pre-
                         Refunded 3/15/13                                                   Aa3       AAA              4,200
                5,000    New York St. Energy Res. & Dev. Au. Fac. Rev.
                         (Consolidated Edison Co. of New York, Inc. Proj.),
                         Ser. 2001, 4.70%, due 6/1/36 Putable 10/1/12                       A1        A+               5,003(B)
                1,500    New York St. Env. Fac. Corp. Solid Waste Disp.
                         Rev. (Waste Management, Inc. Proj.), Ser. 2004 A,
                         4.45%, due 7/1/17 Putable 7/1/09                                             BBB              1,497(B)
                2,000    New York St. Mtge. Agcy. Homeowner Mtge. Rev.,
                         Ser. 1997-67, 5.70%, due 10/1/17                                   Aa1                        2,031
                2,000    New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%,
                         due 11/15/16                                                       Aa2       AA-              2,127
                  250    New York St. Urban Dev. Corp. Correctional & Youth
                         Fac. Svc. Rev., Ser. 2002 C, 4.00%, due 1/1/20                     A1        AA-                250
                1,325    New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr.
                         for Ind. Innovation), Ser. 1995, 6.25%, due 1/1/09                 A1        AA-              1,369
                2,000    Niagara Co. IDA Civic Fac. Rev. (Niagara Univ.
                         Proj.), Ser. 2001 A, (Radian Insured), 5.50%, due
                         11/1/16                                                                      AA               2,120(B)
                2,500    Niagara Co. IDA Solid Waste Disp. Fac. Ref. Rev.
                         (American Ref.-Fuel Co. of Niagara), Ser. 2001 C,
                         5.63%, due 11/15/24 Putable 11/15/14                               Baa2      BB+              2,574(B)
                3,000    Port Authority of NY & NJ Rev., Ser. 2002, (AMBAC
                         Insured), 5.50%, due 12/15/12                                      Aaa       AAA              3,214
                3,000    Triborough Bridge & Tunnel Au. Gen Purp. Ref.
                         Rev., Ser. 2002 B, 5.25%, due 11/15/18                             Aa2       AA-              3,171
                1,535    Ulster Co. Res. Rec. Agcy. Solid Waste Sys. Ref.
                         Rev., Ser. 2002, (AMBAC Insured), 5.25%, due
                         3/1/16                                                             Aaa       AAA              1,631
                  500    United Nations Dev. Corp. Sr. Lien. Ref. Rev., Ser.
                         2004 A, 5.25%, due 7/1/17                                          A3                           503
                1,000    Westchester Co. IDA Continuing Care Retirement
                         Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003 B,                                             1,023(B)(^^)
                         5.70%, due 1/1/34 Putable 1/1/10





See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------


PRINCIPAL AMOUNT                 SECURITY(@)                                                    RATING                      VALUE(+)
($000's omitted)                                                                            Moody's  S&P       ($000's omitted)


                1,000    Yonkers IDA Civic Fac. Rev. (Comm. Dev.
                         Properties-Yonkers, Inc.), Ser. 2001 A, 6.25%, due
                         2/1/16 Pre-Refunded 2/1/11                                         Baa3                       1,061(B)
                                                                                                                 -----------
                                                                                                                     113,971
                                                                                                                 -----------
OHIO (0.6%)
                  500    Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone
                         Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%,
                         due 8/1/13                                                                   CCC+               496(n)(B)
                                                                                                                 -----------
PENNSYLVANIA (2.1%)
                1,590    Cumberland Co. West Shore Area Au. Hosp. Rev.
                         (Holy Spirit Hosp. of the Sisters of Christian Charity
                         Proj.), Ser. 2001, 5.90%, due 1/1/17                                         BBB              1,659(B)
                                                                                                                 -----------
PUERTO RICO (2.5%)
                  875    Puerto Rico Children's Trust Tobacco Settlement
                         Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33                   Baa3      BBB                887
                1,060    Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac.
                         Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser.
                         2002 A, (ACA Insured), 5.25%, due 8/1/16                                     A                1,097(B)
                                                                                                                 -----------
                                                                                                                       1,984
                                                                                                                 -----------
TEXAS (2.5%)
                  800    Brazos River Au. Ref. PCR (TXU Energy Co. LLC
                         Proj.), Ser. 2003 A, 6.75%, due 4/1/38 Putable
                         4/1/13                                                             Baa2      BB                 853(B)
                  750    Brazos River Au. Ref. Rev. (Reliant Energy, Inc.
                         Proj.), Ser. 1999 B, 7.75%, due 12/1/18                            Ba1       BBB-               782(B)
                  400    Dallas-Fort Worth Int'l. Arpt. Fac. Imp. Corp. Rev.,
                         Ser. 2004 A-1, 6.15%, due 1/1/16                                   Ba2                          402(B)
                                                                                                                 -----------
                                                                                                                       2,037
                                                                                                                 -----------
VIRGIN ISLANDS (1.3%)
                  250    Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
                         (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22                   Baa3      BBB                271
                  750    Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands
                         Matching Fund Loan Notes), Ser. 1998 E, 6.00%,
                         due 10/1/22                                                                                     773(^^)
                                                                                                                 -----------
                                                                                                                       1,044
                                                                                                                 -----------
                         TOTAL INVESTMENTS (159.0%) (COST $125,560)                                                  126,855(##)
                         Cash, receivables and other assets, less liabilities (1.5%)                                   1,177
                         Liquidation Value of Auction Market Preferred Shares [(60.5%)]                             (48,250)
                                                                                                                 -----------
                         TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                 $79,782
                                                                                                                 -----------





See Notes to Schedule of Investments

                                                       JULY 31, 2007 (UNAUDITED)
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2007, selected Fund information on a U.S. federal income tax basis was as follows:

                                          GROSS           GROSS              NET
(000'S OMITTED)                      UNREALIZED      UNREALIZED       UNREALIZED
NEUBERGER BERMAN          COST     APPRECIATION    DEPRECIATION     APPRECIATION

CALIFORNIA            $153,698           $2,763            $166           $2,597
INTERMEDIATE           466,220            8,456             885            7,571
NEW YORK               125,560            1,733             438            1,295

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 80%, 70%, and 61% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)  Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At July 31, 2007, these securities amounted to approximately $496,000 or 0.5% of net assets applicable to common shareholders for California, approximately $5,434,000 or 1.8% of net assets applicable to common shareholders for Intermediate and approximately $496,000 or 0.6% of net assets applicable to common shareholders for New York.

(^^) Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2007.

(T)  Rated BBB by Fitch Investor Services, Inc.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 25, 2007


By:  /s/ John M. McGovern
     -----------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: September 25, 2007